Investment Securities (Reconciliation of Credit Related Impairment Charges ) (Details) - Available-for-sale investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 13,577	$ 12,623	$ 11,806
Impairment charges recognized during period	354	954	817
Balance at the end	$ 13,931	$ 13,577	$ 12,623